Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Consolidated Statements of Changes in Equity
Declaration of cash dividends per share	$ 0.625	$ 0.136